Stockholders’ Equity (Details Narrative 6) - USD ($)											3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2023	May 11, 2023	Mar. 29, 2023	Apr. 11, 2022	Mar. 01, 2022	Jan. 02, 2022	Nov. 01, 2021	May 04, 2021	Apr. 19, 2021	Jan. 02, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:LieuPayment-0]	$ 15,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				5,000,000
Stock compensation expense											$ 142,845		$ 556,837			$ 1,125,209	$ 3,058,741
Exercise price																	$ 0.40	$ 0.40	$ 0.24
Issuances Of Options To Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares												150,000			125,000	50,000		512,065	580,000
Exercise price												$ 0.45			$ 0.23	$ 0.17
Fair market values												$ 31,350			$ 13,000	$ 3,750		$ 162,663	$ 1,231,400
Employee Benefits and Share-Based Compensation																		$ 678,660	$ 286,312
[custom:FairValueMarketPrice-0]											$ 0.08		$ 0.21	$ 0.08	$ 0.10	$ 0.08	$ 0.21
Issuances Of Options To Officers And Directors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price																		$ 0.17	$ 0.84
Issuances Of Options To Officers And Directors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price																		$ 0.56	$ 3.37
Officers And Directors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price										$ 0.04
Officers And Directors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price										$ 3.18
Equity Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	30,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	15,300
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	5,100
Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation and Benefits Trust	$ 264,705
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period																2,000,645	457,091	749,067	1,392,402
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																$ 0.36	$ 1.18	$ 0.93	$ 3.99
Stock compensation expense											$ 86,905		$ 221,925			$ 821,321	$ 1,786,517	$ 1,780,234	$ 2,851,253
Unrecognized stock-based compensation expense											72,542		540,635	$ 72,542		72,542	540,635	425,878	2,138,000
Share-Based Payment Arrangement, Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock compensation expense											55,940		345,606			303,888	1,272,226	1,640,430	1,657,221
Unrecognized stock-based compensation expense											100,971		741,497	100,971		100,971	741,497	376,797	2,036,000
September 30, 2023 [Member] | Issuances Of Options To Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Employee Benefits and Share-Based Compensation															$ 5
June 30, 2023 [Member] | Issuances Of Options To Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Employee Benefits and Share-Based Compensation														$ 1,625		1,642
March 31, 2023 [Member] | Issuances Of Options To Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Employee Benefits and Share-Based Compensation											3,919					7,880
Cancellations Of Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Fair market values											$ 91,453		$ 237,926			$ 267,726	$ 892,227	$ 1,063,673	$ 764,034
Number of options cancelled											51,250		67,875			108,499	267,294	307,501	257,932
December 2022 [Member] | Issuances Of Options To Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Employee Benefits and Share-Based Compensation																		$ 60,515
Prior January 1, 2021 [Member] | Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Employee Benefits and Share-Based Compensation																		$ 453,356	$ 684,950
Number of options cancelled																			2,743,580
Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation and Benefits Trust	45,000
Non Executive Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation and Benefits Trust	$ 88,235
Non Executive Directors [Member] | Equity Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	90,000
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares				46,367
Exercise price																		$ 1.01
Employee Benefits and Share-Based Compensation																		$ 46,831
Officer [Member] | 2022 Executive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		968,690	640,000								60,300					700,205
Officer [Member] | Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares					62,500
Exercise price																		$ 1.10
Employee Benefits and Share-Based Compensation																		$ 68,750
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.17					$ 0.42
Officer [Member] | January One Two Thausand Twenty Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares						50,000
Exercise price																		$ 1.57
Fair market values																		$ 78,500
Employee Benefits and Share-Based Compensation																		44,840
Officer [Member] | November One Two Thousand Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares							75,000
Exercise price							$ 2.94
Fair market values							$ 220,500
Employee Benefits and Share-Based Compensation																		146,951	$ 72,362
Officer [Member] | May Four Two Thousnd Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares								111,250
Exercise price																			$ 5.76
Employee Benefits and Share-Based Compensation																			$ 640,800
Officer [Member] | April Nineteen Two Thousand Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted stock units granted shares									125,000
Exercise price									$ 5.40
Fair market values									$ 675,000
Employee Benefits and Share-Based Compensation																		$ 202,147	$ 472,853